Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 23,911,732
Ending balance	25,747,557	$ 23,911,732
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,205,017
Ending balance	20,516,997	19,205,017
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,349,838
Ending balance	1,651,019	1,349,838
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,733,397
Ending balance	1,672,867	1,733,397
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	120,444
Ending balance	112,805	120,444
Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	920,334
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31
Ending balance	14	31
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,503,005
Ending balance	873,521	1,503,005
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,544,684	29,806,578
Increases	5,774,674	12,514,911
Decreases	5,423,838	11,776,805
Ending balance		30,544,684
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 20,288,316	$ 15,539,050
Total life estimated in years	50 years	50 years
Increases	$ 1,728,083	$ 7,312,366
Decreases	111,131	2,563,100
Ending balance		20,288,316
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 2,525,099	$ 1,947,009
Total life estimated in years	10 years	10 years
Increases	$ 532,315	$ 611,380
Decreases	352,264	33,290
Ending balance		2,525,099
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,616,117	$ 4,683,644
Total life estimated in years	5 years	5 years
Increases	$ 631,916	$ 1,193,984
Decreases	2,676,922	261,511
Ending balance		5,616,117
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 610,336	$ 637,356
Total life estimated in years	5 years	5 years
Increases	$ 98,415	$ 69,275
Decreases	$ 93,229	96,295
Ending balance		610,336
Cost [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total life estimated in years	5 years
Increases	$ 1,329,866
Decreases	106,877
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,811	1,778
Increases	148	62
Decreases		29
Ending balance		1,811
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,503,005	6,997,741
Increases	1,453,931	3,327,844
Decreases	2,083,415	8,822,580
Ending balance		1,503,005
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,632,952	6,415,523
Decreases	3,190,288	1,050,042
Depreciation	1,705,490	1,267,471
Ending balance	5,147,963	6,632,952
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,083,299	1,702,138
Decreases	86,957	960,437
Depreciation	391,929	341,598
Ending balance	1,388,271	1,083,299
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,175,261	998,132
Decreases	350,582	71
Depreciation	227,640	177,200
Ending balance	1,054,131	1,175,261
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,882,720	3,192,699
Decreases	2,674,100	614
Depreciation	691,435	690,635
Ending balance	1,898,244	3,882,720
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	489,892	520,837
Decreases	48,103	88,920
Depreciation	61,120	57,975
Ending balance	502,717	489,892
Accumulated depreciation and amortisation [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Decreases	30,546
Depreciation	333,201
Ending balance	302,655
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,780	1,717
Depreciation	165	63
Ending balance	$ 1,945	$ 1,780